SCHEDULE OF OTHER CURRENT ASSETS (Details) (Parenthetical) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Due from third-party vendor	$ 233,538		$ 239,469
Revenues							$ 2,294,400	¥ 15.0
Vendor [Member]
Defined Benefit Plan Disclosure [Line Items]
Due from third-party vendor	291,000
Funding commitment	$ 825,000	¥ 6.0
Percentage of vendor commission fee	12.00%
Percentage of subcontractor fee	50.00%
Revenues	$ 1,510,000	¥ 10.9	$ 2,947,000	¥ 20.8	$ 1,111,000	¥ 7.5	$ 2,386,360	¥ 15.2